UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09-30-2007
                                              ---------------------------------

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

Form 13F File Number:  28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT            10-09-2007
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	     101
                                        -------------------

Form 13F Information Table Value Total: $	 157,555
                                        -------------------
                                            (thousands)
List of Other Included Managers: NONE


                          FORM 13F INFORMATIONAL TABLE

									VALUE		INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)SHRS	DISCRETION	SOLE	SHARED	NONE
3Com					COM		885535104	3025	612285	SOLE		428185		184100
AES					COM		00130H105	1148	57273	SOLE		30490		26783
Agco					COM		1084102		2169	42730	SOLE		30080		12650
Alaska Air Group			COM		11659109	780	33775	SOLE		26545		7230
Altria Group				COM		02209S103	662	9522	SOLE		9522		0
American International Group		COM		26874107	249	3686	SOLE		2486		1200
Ameron International			COM		30710107	5291	50022	SOLE		33245		16777
Anadarko Petroleum			COM		32511107	3296	61325	SOLE		41865		19460
Andrea Electronics			COM		34393108	3	28200	SOLE		3400		24800
Art Technology Group			COM		04289L107	30	10000	SOLE		0		10000
AT&T					COM		1957505		228	5386	SOLE		5386		0
ATS Automation Tooling Sys.		COM		1940105		2446	350237	SOLE		258282		91955
Bank of America				COM		60505104	428	8506	SOLE		7006		1500
Barrick Gold				COM		67901108	1536	38137	SOLE		30227		7910
BJ Services				COM		55482103	1549	58345	SOLE		40375		17970
Blackrock Munienhanced Fund		COM		09253Y100	400	38500	SOLE		21000		17500
Bladex					CL E		P16994132	1795	98750	SOLE		76160		22590
BP Plc ADR				SPONSORED ADR	55622104	705	10160	SOLE		4080		6080
Bristol-Myers Squibb			COM		110122108	281	9760	SOLE		5607		4153
Canadian Oil Sands Trust		COM		13642L100	760	22875	SOLE		18475		4400
Cemex ADR				SPON ADR 5 ORD	151290889	4296	143581	SOLE		101225		42356
ChevronTexaco				COM		166764100	1714	18313	SOLE		6808		11505
Chiquita Banana				COM		170032809	2999	189470	SOLE		126540		62930
Cirrus Logic				COM		172755100	1480	231265	SOLE		160415		70850
Cisco Systems				COM		17275R102	307	9276	SOLE		6576		2700
Cohen & Steers Select Utility		COM		19248A109	1771	67919	SOLE		50721		17198
Conceptus				COM		206016107	266	14000	SOLE		14000		0
Corning					COM		219350105	2860	116039	SOLE		82495		33544
Deere					COM		244199105	2065	13915	SOLE		10310		3605
Devon Energy				COM		25179M103	4411	53012	SOLE		34816		18196
Discovery Holdings A			COM		25468Y107	230	7980	SOLE		4635		3345
Dominion Resources			COM		25746U109	253	3000	SOLE		0		3000
Dot Hill				COM		25848T109	1103	364075	SOLE		268500		95575
DuPont					COM		263534109	454	9161	SOLE		4449		4712
Eastman Chemical			COM		277432100	343	5133	SOLE		3000		2133
Eaton Vance Floating Rate		COM		278279104	3163	185530	SOLE		126980		58550
Eaton Vance Sr. Floating Rate		COM		27828Q105	4624	274900	SOLE		216070		58830
Eldorado Gold				COM		284902103	85	14000	SOLE		0		14000
Emerson Electric			COM		291011104	743	13952	SOLE		7312		6640
Evergreen Solar				COM		30033R108	959	107335	SOLE		77085		30250
Exxon Mobil				COM		30231G102	3328	35958	SOLE		20528		15430
Flow International			COM		343468104	808	91615	SOLE		64165		27450
Fuelcell Energy				COM		35952H106	763	85790	SOLE		60580		25210
Gabelli Global Utility & Incom		COM SH BEN INT	36242L105	284	12850	SOLE		10950		1900
General Electric			COM		369604103	5828	140778	SOLE		88582		52196
General Mills				COM		370334104	914	15760	SOLE		6700		9060
Glencairn Gold Corp			COM		377903109	98	428300	SOLE		32000		396300
Green Mountain Coffee			COM		393122106	3104	93510	SOLE		56955		36555
Gruma ADR				SPON ADR CL B	400131306	1923	146685	SOLE		101340		45345
Grupo TMM				SP ADR A SHS	40051D105	1068	338100	SOLE		209750		128350
H&Q Life Sciences			SH BEN INT	404053100	2280	168488	SOLE		118181		50307
Headwaters				COM		42210P102	2464	165560	SOLE		109575		55985
Health Care REIT			COM		42217K106	3320	75047	SOLE		56764		18283
Hugoton Royalty Trust			UNIT BEN INT	444717102	3012	127410	SOLE		91200		36210
Iamgold					COM		450913108	2002	230950	SOLE		162500		68450
Imperial Oil				COM NEW		453038408	347	7000	SOLE		7000		0
ING Prime Rate Trust			SH BEN INT	44977W106	91	13000	SOLE		13000		0
International Business Machine		COM		459200101	391	3318	SOLE		2133		1185
Johnson & Johnson			COM		478160104	3398	51725	SOLE		38355		13370
Kadant					COM		48282T104	1267	45249	SOLE		29355		15894
Kinross Gold				COM NO PAR	496902404	2840	189570	SOLE		129670		59900
Korea Electric Power ADR		SPONSORED ADR	500631106	278	12020	SOLE		9120		2900
Kraft Foods				COM		50075N104	227	6588	SOLE		6588		0
Ladenburg Thalmann Financial S		COM		50575Q102	59	30000	SOLE		0		30000
Layne Christensen			COM		521050104	2472	44555	SOLE		28255		16300
Liberty Global Series C			COM SER C	530555309	1959	50679	SOLE		30300		20379
Liberty Media Hldg Corp Cap C		CAP COM SER A	53071M302	998	7995	SOLE		4901		3094
McClatchy				CL A		579489105	2517	125980	SOLE		92785		33195
Met-Pro					COM		590876306	1880	116338	SOLE		84803		31535
MFS Gov't Markets Income		SH BEN INT	552939100	168	24417	SOLE		22900		1517
MFS Multi Market Income			SH BEN INT	552737108	235	40002	SOLE		38400		1602
Microsoft				COM		594918104	2010	68237	SOLE		46907		21330
Neogen					COM		640491106	213	9000	SOLE		9000		0
Northgate Minerals			COM		666416102	85	30000	SOLE		0		30000
Northwest Pipe				COM		667746101	1623	42913	SOLE		24546		18367
NTT Docomo				COM		62942M201	2321	163015	SOLE		117515		45500
Nuance Communications			COM		67020Y100	3556	184135	SOLE		123247		60888
Nuveen Muni Value Fund			COM		670928100	194	20156	SOLE		20156		0
Nuveen Quality Income Muni Fd		COM		670977107	257	18700	SOLE		18700		0
Pearson Plc				SPONSORED ADR	705015105	1778	114990	SOLE		83670		31320
Pepsico					COM		713448108	379	5170	SOLE		1750		3420
Pfizer					COM		717081103	3198	130888	SOLE		97583		33305
Platinum Group Metals			COM		72765Q20	40	10000	SOLE		0		10000
Procter & Gamble			COM		742718109	1941	27594	SOLE		11982		15612
Putnam Premier Income			SH BEN INT	746853100	1569	247157	SOLE		188711		58446
San Juan Basin Royalty Trust		UNIT BEN INT	798241105	1164	34450	SOLE		18280		16170
Sasol ADR				SPONSORED ADR	803866300	286	6650	SOLE		4200		2450
Schering Plough				COM		806605101	266	8414	SOLE		2700		5714
SFK Pulp Fund				COM		784142101	1308	360050	SOLE		214350		145700
Steris					COM		859152100	3787	138555	SOLE		93655		44900
Stewart Enterprises			CL A		860370105	2116	277665	SOLE		197515		80150
Streetracks Gold Trust			GOLD SHS	863307104	444	6036	SOLE		5936		100
SunOpta					COM		8676EP108	5517	380750	SOLE		247380		133370
Symantec				COM		871503108	1812	93505	SOLE		64305		29200
Templeton Global Income			COM		880198106	2109	217682	SOLE		157615		60067
Transcanada				COM		89353D107	216	5900	SOLE		5900		0
Ultralife Batteries			COM		903899102	2865	223860	SOLE		147110		76750
United Utilities			SPONSORED ADR	91311Q105	1547	54228	SOLE		37718		16510
Valero Energy				COM		91913Y100	202	3000	SOLE		3000		0
W. P. Carey				COM		92930Y107	3200	101590	SOLE		76510		25080
Wyeth					COM		983024100	322	7227	SOLE		5987		1240



